Note 29 - Employee Benefit Expense (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of defined benefit plans [text block]
	Year ended December 31,
	2025			2024			2023
	Cost of revenue	Operating expenses	Total	Cost of revenue	Operating expenses	Total	Cost of revenue	Operating expenses	Total
Wages and salaries	$3,003,663	$7,757,383	$10,761,046	$3,216,156	$5,117,621	$8,333,777	$4,106,694	$7,441,259	$11,547,953
Labor and health insurance fees	203,615	592,052	795,667	244,552	466,853	711,405	84,518	848,795	933,313
Pension	116,090	238,252	354,342	114,287	172,493	286,780	54,565	315,998	370,563
Share-based compensation expenses	-	4,768,696	4,768,696	-	201,908	201,908	-	1,077,176	1,077,176
Other personnel expenses	28,467	209,555	238,022	4,505	154,471	158,976	3,243	204,653	207,896
	$3,351,835	$13,565,938	$16,917,773	$3,579,500	$6,113,346	$9,692,846	$4,249,020	$9,887,881	$14,136,901